Supplemental Cash Flow Information (Detail) (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Supplemental disclosure of non-cash transactions:
Conversion of preferred stock into common stock	$ 73,331	$ 137,810	$ 202,808	$ 11,783	$ 136,644	$ 421,922	$ 495,253
Warrants issued for financing costs	0	0	0	0	0	690,984	690,984
Dividends accrued on preferred stock	9,000	(64,722)	20,000	114,474	122,252	20,000	143,474
Supplemental disclosure of cash flow information:
Cash paid for interest	32,197	34,990	122,454	134,549	110,649	494,137	526,334
Accounts Payable
Supplemental disclosure of non-cash transactions:
Issuance of common stock			0	0	0	175,000
Preferred Stock Dividends
Supplemental disclosure of non-cash transactions:
Issuance of common stock			591,321	557,153	2,155,315	4,213,264
Interest Income
Supplemental disclosure of non-cash transactions:
Issuance of common stock			0	0	0	2,003,386
Preferred Stock
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature			0	1,076,355	360,733	8,526,135
Common Stock
Supplemental disclosure of non-cash transactions:
Allocation of proceeds to warrants			459,000	0	0	459,000
Convertible notes
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature			0	0	0	9,340,000
Conversion of notes payable into common stock			0	0	0	10,000,000
Bridge notes
Supplemental disclosure of non-cash transactions:
Conversion of notes payable into common stock			$ 0	$ 0	$ 0	$ 534,316